Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
Schedule of Income Tax Expense
Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Income tax expenses	-	-	-
Deferred tax expenses	-	-	-
Income tax expenses	-	-	-

Schedule of Prima-Facie Tax on Loss Before Income Tax	The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$	December 31, 2021 US$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(18,350,112)	(10,901,539)	(5,091,918)

Income tax expenses on loss before income tax at 30%	(5,505,034)	(3,270,462)	(1,527,576)
Difference in overseas tax rates and adjustment for non-taxable items	3,132,395	(863,286)	(291,579)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	2,372,639	4,133,748	1,819,155
Income tax expenses	-	-	-

Schedule of Deferred Tax Liabilities Arising from Temporary Differences and Unused Tax Losses	Deferred tax liabilities arising from temporary differences and unused tax losses can be summarized as follows:
Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Balance brought forward	-	-
Exchange difference	-	-
Total	-	-

Schedule of Unrecognised Deferred Tax Assets	Unrecognised deferred tax assets
	Consolidated
	2023	2022
	US$	US$
Deferred tax assets have not been recognised in respect of the following items:
i) Temporary differences at 27.5% (2022: 27.5%)	-	309,212
ii) Tax losses at 25.5% (2022: 25.5%)	-	8,547,095
	-	8,856,307